SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Estimated useful life
Electronic equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets

Estimated useful life
Customer relationship	3-6 years
Trademark	3-10 years
Technology	1-10 years
Non-compete agreements	6 years
Online game licenses	1-5 years
User base	1-3 years
Domain names	1-10 years
Platform	5 years